Insurance Reserves (Recorded Liabilities And The Major Assumptions Underlying Future Policy Benefits) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Insurance Reserves [Line Items]
Future policy benefits	$ 32,175		$ 30,905
Long Term Care Insurance Contracts
Insurance Reserves [Line Items]
Liability for long-term care insurance contracts, Interest rate assumption, Low end	4.50%		4.50%
Liability for long-term care insurance contracts, Interest rate assumption, High end	7.50%		7.50%
Future policy benefits	14,773	[1]	13,434	[1]
Structured Settlements with Life Contingencies
Insurance Reserves [Line Items]
Structured settlements with life contingencies, Interest rate assumption, Lower limit	2.00%		2.00%
Structured settlements with life contingencies, Interest rate assumption, Upper limit	8.50%		8.50%
Future policy benefits	9,503	[2]	9,593	[2]
Annuity Contracts with Life Contingencies
Insurance Reserves [Line Items]
Liability for policyholder contract deposits, Interest rate, annuities, Low end	2.00%		2.00%
Liability for policyholder contract deposits, Interest rate, annuities, High end	8.50%		8.50%
Future policy benefits	4,907	[2]	4,889	[2]
Traditional Life Insurance Contracts
Insurance Reserves [Line Items]
Traditional life insurance contracts, Interest rate assumption, Lower limit	2.50%		2.50%
Traditional life insurance contracts, Interest rate assumption, Upper limit	7.50%		7.50%
Future policy benefits	2,730	[3]	2,676	[3]
Supplementary Contracts with Life Contingencies
Insurance Reserves [Line Items]
Supplementary contracts with life contingencies, Interest rate, Low end	2.00%		2.00%
Supplementary contracts with life contingencies, Interest rate, High end	8.50%		8.50%
Future policy benefits	255	[2]	258	[2]
Accident and Health Insurance Contracts
Insurance Reserves [Line Items]
Accident and health insurance contracts, Interest rate, Low end	3.50%		3.50%
Accident and health insurance contracts, Interest rate, High end	7.00%		7.00%
Future policy benefits	$ 7	[4]	$ 55	[4]

[1]	The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
[2]	Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
[3]	Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
[4]	The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality and the 1959 Accidental Death Benefits Table, or 1964 Commissioners Disability Table, or 1956 Intercompany Hospital Table or 1972 TNW Major Medical Male-Female Table and company experience.